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CIK 0000775270         U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24f-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


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 1.     Name and address of issuer:
        Separate Account VUL of Integrity Life Insurance Company
        515 W. Market Street
        Louisville, Kentucky 40202

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 2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

                                                         [ X ]
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 3.     Investment Company Act File Number:  811-4388


        Securities Act File Number:  2-99809

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 4(a).  Last day of fiscal year for which this Form is filed:  12/31/97

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 4(b).  [  ]    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [  ]    Check box if this is the last time the issuer will be filing this Form.

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 5.     Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):            $   1,692,246
                                                                  -------------

        (ii)    Aggregate price of securities redeemed or repurchased during
                the fiscal year:                                  $   4,527,025
                                                                  -------------

        (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                payable to the Commission:                        $           0
                                                                  -------------

        (iv)    Total available redemption credits [add Items 5(ii) and
                5(iii)]:                                         -$   4,527,025
                                                                  -------------

        (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:             $( 2,834,779)
                                                                  -------------

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        (vi)    Redemption credits available for use in future years
                -- if Item 5(i) is less than Item 5(iv)           $(2,834,779)
                [subtract Item 5(iv) from Item 5(i)]:             -------------
        -----------------------------------------------------------------------

        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):                                 x      1/3300
                                                                  -------------

        (viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):            =$           0
                                                                  -------------
                                                                  -------------

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 6.     Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        _______.

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 7.     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$
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 8.     Total of the amount of the registration fee due plus any interest due
        [line 5 (viii) plus line 7]:

                                                                 =$           0
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                                                                  -------------

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 9.     Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

              Method of Delivery:

                                            [  ]   Wire Transfer
                                            [  ]   Mail or other means

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*   /s/ Kevin L. Howard
                                    --------------------------------------

                                    Legal Officer, Integrity Life
                                    Insurance Company
                                    --------------------------------------

        Date  March 27, 1998
              ---------------------------------

 *Please print the name and title of the signing officer below the signature.
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[Integrity Life Insurance Company Letterhead]

March 27, 1998

Integrity Life Insurance Company
515 W. Market Street
Louisville, Kentucky 40202

Re:  Separate Account VUL of Integrity Life Insurance Company

Dear Sir or Madam:

This opinion is furnished in connection with the filing by Integrity Life Insurance Company ("Integrity") of a Notice (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 relating to the registration by Integrity and its Separate Account VUL (also known as Separate Account IN) under the Securities Act of 1933 (the "1933 Act") of an indefinite number of units of interest (the "Units") of group variable life insurance policies (the "Policies"). In reliance on the Rule, Units with an aggregate sale price of $1,692,246 were issued in 1997 (the "1997 Units").

I have examined all such corporate records of Integrity and such other documents and such laws as I consider appropriate as a basis for the opinion hereinafter expressed. On the basis of such examination, it is my opinion that the Policies under which the 1997 Units were issued, the registration of which the Notice makes definite in number, are validly issued and binding obligations of Integrity in accordance with their terms and are nonassessable.

Sincerely,

/s/ Kevin L. Howard

Kevin L. Howard
Assistant General Counsel